Pretax Net Actuarial Loss and Prior Service (Costs) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings,Pension (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Pension Benefits, U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (212,828)	$ (185,320)
Prior service (costs)	(703)	(997)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(213,531)	(186,317)
Pension Benefits, Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(39,307)	(52,573)
Prior service (costs)	(357)	(423)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (39,664)	$ (52,996)